Significant Accounting Policies And Practices (Policy)	12 Months Ended
Sep. 30, 2018
Significant Accounting Policies And Practices [Abstract]
Principles Of Consolidation And Fiscal Year End

Principles of Consolidation and Fiscal Year End

The consolidated financial statements include the financial statements of the Company and its majority owned subsidiaries and have been prepared in accordance with Accounting Principles Generally Accepted in the United States (“GAAP”). All intercompany transactions have been eliminated.

HRG’s fiscal year ends on September 30 and the quarters end on the last calendar day of the months of December, March and June.  Spectrum’s fiscal year ends September 30 and reports its results using fiscal quarters whereby each three month quarterly reporting period is approximately thirteen weeks in length and ends on a Sunday. The exceptions are the first quarter, which begins on October 1, and the fourth quarter, which ends on September 30. For the year ended September 30, 2018, the fiscal quarters were comprised of the three months ended December 31, 2017, April 1, 2018, July 1, 2018 and September 30, 2018. The Company did not adjust for the difference in the fiscal periods between Spectrum and HRG as such difference would be less than 93 days, pursuant to Regulation S-X Rule 3A-02.

Use Of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Assets Held For Sale And Discontinued Operations

Assets Held for Sale and Discontinued Operations

The Company reports the results of operations of a business as discontinued operations if a disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the business is sold and classified as held for sale, in accordance with the criteria of Accounting Standard Codification (“ASC”) Topic 205 Presentation of Financial Statements and ASC Topic 360 Property, Plant and Equipment (“ASC 360”).  The results of discontinued operations are reported in Income From Discontinued Operations, Net of Tax in the accompanying Consolidated Statements of Income for the current and prior periods commencing in the period in which the business meets the criteria of a discontinued operations, and include any gain or loss recognized on closing, or adjustment of the carrying amount to fair value less cost to sell.  Assets and liabilities of a business classified as held for sale are recorded at the lower of its carrying amount or estimated fair value less cost to sell.  If the carrying amount of the business exceeds its estimated fair value less cost to sell, a loss is recognized.  Assets and liabilities related to a business classified as held for sale are segregated in the current and prior balance sheets in the period in which the business is classified as held for sale.  Transactions between the businesses held for sale and businesses held for use that are expected to continue to exist after the disposal are not eliminated to appropriately reflect the continuing operations and balances held for sale.  If a business is classified as held for sale after the balance sheet date but before the financial statements are issued or are available to be issued, the business continues to be classified as held and used in those financial statements when issued or when available to be issued.

Cash And Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid temporary instruments purchased with original maturities of three months or less from date of purchase to be cash equivalents.
Receivables

Receivables

Trade accounts receivable are carried at net realizable value. The Company extends credit to its customers based upon an evaluation of the customer’s financial condition and credit history, but generally does not require collateral. The Company monitors its customers’ credit and financial condition based on changing economic conditions and will make adjustments to credit policies as required. Provisions for losses on uncollectible trade receivables are determined based on ongoing evaluations of the Company’s receivables, principally on the basis of historical collection experience and evaluations of the risks of nonpayment or return for a given customer. See Note 7 - Receivables for further detail.

Inventories

Inventories

The Company’s inventories are valued at the lower of cost or net realizable value. Cost of inventories is determined using the first-in, first-out (FIFO) method. See Note 8 - Inventory for further detail.

Property, Plant And Equipment

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Depreciation is calculated on the straight-line basis over the estimated useful lives of the assets. Property, plant and equipment held under capital leases are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset; such amortization is included in depreciation expense. The Company uses accelerated depreciation methods for income tax purposes. Useful lives for property, plant and equipment are as follows:

Asset Type	Range
Buildings and improvements	20 - 40 years
Machinery and equipment	2 - 15 years

Expenditures which substantially increase value or extend useful lives are capitalized. Expenditures for maintenance and repairs are charged to operations as incurred. The Company records gains and losses on the disposition or retirement of property, plant and equipment based on the net book value and any proceeds received.

Long-lived fixed assets held and used are reviewed for impairment when events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Circumstances such as the discontinuation of a product or product line, a sudden or consistent decline in the sales forecast for a product, changes in technology or in the way an asset is being used, a history of operating or cash flow losses or an adverse change in legal factors or in the business climate, among others, may trigger an impairment review. If such indicators are present, the Company performs undiscounted cash flow analyses to determine if impairment exists. The asset value would be deemed impaired if the undiscounted cash flows generated did not exceed the carrying value of the asset. If impairment is determined to exist, any related impairment loss is calculated based on fair value. There were no triggering events identified during the year that necessitated an impairment test of property, plant and equity. There was no impairment loss recognized on property, plant and equipment. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. See Note 9 - Property, plant and equipment for further detail.

Goodwill

Goodwill

Goodwill reflects the excess of acquisition cost over the aggregate fair value assigned to identifiable net assets acquired. Goodwill is not amortized, but instead is assessed for impairment at least annually and as triggering events or indicators of potential impairment are identified. Goodwill has been assigned to reporting units for purposes of impairment testing based upon the relative fair value of the asset to each reporting unit. Our reporting units are consistent with our segments. See Note 19 - Segment Information for further discussion.

The Company performs its annual impairment test in the fourth quarter of its fiscal year. The fair value of each reporting unit is compared to its carrying value, including goodwill. In estimating the fair value of our reporting units, we use a discounted cash flow methodology, which requires us to estimate future revenues, expenses, and capital expenditures and make assumptions about our weighted average cost of capital and perpetuity growth rate, among other variables. We test the aggregate estimated fair value of our reporting units by comparison to our total market capitalization, including both equity and debt capital. If the fair value of a reporting unit is less than its carrying value, an impairment loss would be recognized equal to that excess; however the loss recognized cannot exceed the total amount of goodwill allocated to that reporting unit. See Note 10 - Goodwill and Intangible Assets for further detail.

Intangible Assets

Intangible Assets

Intangible assets are recorded at cost or at estimated fair value if acquired in a business combination. Customer lists, proprietary technology and certain trade name intangibles are amortized, using the straight-line method, over their estimated useful lives. The range and weighted average useful lives for definite-lived intangibles assets are as follows:

Asset Type	Range	Weighted Average
Customer relationships	5 - 20 years	18.5 years
Technology assets	5 - 18 years	12.1 years
Tradenames	6 - 12 years	11.9 years

Definite-lived intangible assets held and used are reviewed for impairment when events or changes in business circumstances indicate that the carrying amount of the assets may not be recoverable. If indicators of potential impairment are identified, the Company performs an undiscounted cash flow analysis to determine if impairment exists. The asset value would be deemed impaired if the undiscounted cash flows expected to be generated by the asset did not exceed its carrying value. If impairment is determined to exist, any related impairment loss is calculated based on fair value. There were no triggering events identified during the years ended September 30, 2018, 2017 and 2016 that necessitated an impairment test of definite-lived intangible assets. There was no impairment loss recognized on definite-lived intangible assets.

Certain trade name intangible assets have an indefinite life and are not amortized; but instead are assessed for impairment at least annually and as triggering events or indicators of potential impairment are identified. The Company performs its annual impairment test in the fourth quarter of its fiscal year. Impairment of indefinite lived intangible assets is assessed by comparing the estimated fair value of the identified trade names to their carrying value to determine if potential impairment exists. If the fair value is less than the carrying value, an impairment loss is recorded for the excess. The fair value of indefinite-lived intangible assets is determined using an income approach, the relief-from-royalty methodology, which requires us to make estimates and assumptions about future revenues, royalty rates, and the discount rate, among others. See Note 10 - Goodwill and Intangible Assets for further detail.

Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs are deferred and amortized to interest expense using the effective interest method over the lives of the related debt agreements. Debt issuance costs were $57.6 million and $76.1 million as of September 30, 2018 and 2017, respectively, and are included in Long Term Debt, Net of Current Portion in the Consolidated Statements of Financial Position. Amortization of debt issuance costs is recognized as Interest Expense in the Consolidated Statements of Income. See Note 11 - Debt for further detail.

Financial Instruments

Financial Instruments

Derivative financial instruments are used by the Company principally in the management of its interest rate, foreign currency exchange rate and raw material price exposures. The Company does not hold or issue derivative financial instruments for trading or speculative purposes. Derivative assets and liabilities are reported at fair value in the Consolidated Statements of Financial Position. When hedge accounting is elected at inception, the Company formally designates the financial instrument as a hedge of a specific underlying exposure and documents both the risk management objectives and strategies for undertaking the hedge. Depending on the nature of derivatives designated as hedging instruments, changes in fair value are either offset against the change in fair value of the hedged assets or liability through earnings, or recognized in equity through other comprehensive income until the hedged item is recognized. Any ineffective portion of a financial instrument’s change in fair value is recognized in earnings. For derivatives that do not qualify for hedge accounting treatment, the change in the fair value is recognized in earnings. See Note 13 - Derivatives for further detail.

Treasury Stock	Treasury Stock Treasury stock purchases are stated at cost and presented as a separate reduction of equity.
Noncontrolling Interest

Noncontrolling Interest

Noncontrolling interest recognized in the consolidated equity of the Company is the minority interest ownership in equity of a consolidated subsidiary that is not attributable, directly or indirectly, to the parent company, SBH; and recognized separate from shareholders’ equity in the Consolidated Statement of Financial Position.  Income from a consolidated subsidiary with a minority interest ownership is allocated to the minority interest and considered attributable to the noncontrolling interest in the Consolidated Statement of Income.

Business Combinations And Acquisition Accounting

Business Combinations and Acquisition Accounting

The Company accounts for acquisitions by applying the acquisition method of accounting when the transaction or event is considered a business combination, which requires that the assets acquired and liabilities assumed constitute a business. A defined business is generally an acquired group of assets with inputs and processes that make it capable of generating a return or economic benefit for the acquirer. The acquisition method of accounting requires, among other things, that the assets acquired and liabilities assumed in a business combination be measured at their fair values as of the closing date of the acquisition. See Note 4 – Acquisitions for further detail.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue from product sales generally upon delivery to the customer, or at the shipping point in situations where the customer picks up the product or where delivery terms so stipulate. This represents the point at which title and risks and rewards of ownership of the product are passed, provided that there are no uncertainties regarding customer acceptance, there is persuasive evidence that an arrangement exists, the price to the buyer is fixed or determinable and ability to collect is deemed reasonably assured. The provision for customer returns is based on historical sales and returns and other relevant information. The Company estimates and accrues the cost of returns, which are treated as a reduction of Net Sales.

The Company enters into promotional arrangements, primarily with retail customers, that entitle such retailers to earn rebates from the Company. These arrangements require the Company to estimate and accrue the costs of these programs, which are treated as a reduction of Net Sales.

The Company enters into promotional arrangements that target the ultimate consumer. The costs associated with such arrangements are treated as either a reduction in Net Sales or an increase in Cost of Goods Sold, based on the type of promotional program. The Company monitors its commitments under all promotion arrangements and uses various measures, including past experience, to estimate the earned, but unpaid, promotional costs. The terms of the Company’s customer-related promotional arrangements and programs are tailored to each customer and documented through written contracts, correspondence or other communications with the individual customers.

The Company also enters into various arrangements, primarily with retail customers, which require the Company to make upfront cash payments in order to secure the right to distribute through such customers. The Company capitalizes these payments provided the payments are supported by a time or volume based arrangement with the retailer and amortizes the associated payment over the appropriate time or volume-based term of the arrangement. Capitalized payments are reported in the Consolidated Statements of Financial Position as Deferred Charges and Other Assets and related amortization is treated as a reduction in Net Sales.

Shipping And Handling Costs

Shipping and Handling Costs

Shipping and handling costs include costs incurred with third-party carriers to transport products to customers and salaries and overhead costs related to activities to prepare the Company’s products for shipment at the Company’s distribution facilities. Shipping and handling costs were $251.2 million, $224.6 million and $226.5 million during the years ended September 30, 2018,  2017 and 2016, respectively. Shipping and handling costs are included in Selling Expenses in the Consolidated Statements of Income.

Advertising Costs

Advertising Costs

Advertising costs include agency fees and other costs to create advertisements, as well as costs paid to third parties to print or broadcast the Company’s advertisements and are expensed as incurred. The Company incurred advertising costs of $26.0 million, $21.6 million and $23.4 million during the years ended September 30, 2018,  2017 and 2016, respectively. Advertising costs are included in Selling Expenses in the Company’s Consolidated Statements of Income.

Research And Development Costs	Research and Development Costs Research and development costs are charged to expense in the period they are incurred.
Environmental Expenditures

Environmental Expenditures

Environmental expenditures that relate to current operations or to conditions caused by past operations are expensed or capitalized as appropriate. The Company determines its liability for environmental matters on a site-by-site basis and records a liability at the time when it is probable that a liability has been incurred and such liability can be reasonably estimated. The estimated liability is not reduced for possible recoveries from insurance carriers. Estimated environmental remediation expenditures are included in the determination of the net realizable value recorded for assets held for sale. See Note 18 - Commitments and Contingencies for further detail.

Restructuring And Related Charges

Restructuring and Related Charges

Restructuring charges include, but are not limited to, the costs of one-time termination benefits such as severance costs and retention bonuses, and contract termination costs consisting primarily of lease termination costs. Related charges, as defined by the Company, include, but are not limited to, other costs directly associated with exit and relocation activities, including impairment of property and other assets, departmental costs of full-time incremental employees, and any other items related to the exit or relocation activities. Costs for such activities are estimated by management after evaluating detailed analyses of the costs to be incurred.

Liabilities from restructuring and related charges are recorded for estimated costs of facility closures, significant organizational adjustments and measures undertaken by management to exit certain activities. Costs for such activities are estimated by management after evaluating detailed analyses of the costs to be incurred. Such liabilities or asset reductions could include amounts for items such as severance costs and related benefits, lease termination payments and any other items directly related to the exit activities. Impairment of property and equipment and other current or long-term assets as a result of restructuring related initiatives are recognized as a reduction of the appropriate asset.

Restructuring and related charges associated with manufacturing and related initiatives are recorded in Cost of Goods Sold. Restructuring and related charges reflected in Cost of Goods Sold include, but are not limited to, termination and related costs associated with manufacturing employees, asset impairments relating to manufacturing initiatives and other costs directly related to the manufacturing component of a restructuring initiative. Restructuring and related charges associated with administrative functions are recorded in operating expenses, such as initiatives impacting sales, marketing, distribution or other non-manufacturing related functions. Restructuring and related charges reflected in operating expenses include, but are not limited to, termination and related costs, any asset impairments relating to the administrative functions and other costs directly related to the administrative components of the restructuring initiatives implemented. See Note 5 - Restructuring and Related Charges for further detail.

Acquisition And Integration Related Charges

Acquisition and Integration Related Charges

Acquisition and integration costs include costs directly associated with the completion of the purchase of net assets or equity interest of a business such as a business combination, equity investment, joint venture or purchase of non-controlling interest. Acquisition and integration costs include, but not limited to, transactions costs such as banking, advisory, legal, accounting, valuation, and other professional fees directly related to both consummated acquisitions and acquisition targets; along with costs incurred towards integration of acquired operations onto the Company’s shared service platform, termination of redundant positions and locations, employee transition costs, integration related professional fees and other post business combination expenses associated with integration activity. See Note 4- Acquisitions for further detail.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in income tax expense in the period in which the change in judgment occurs. Accrued interest expense and penalties related to uncertain tax positions are recorded in Income Tax Expense. See Note 15 - Income Taxes for further detail.

Foreign Currency Translation

Foreign Currency Translation

Local currencies are considered the functional currencies for most of the Company’s operations outside the United States. Assets and liabilities of the Company’s foreign subsidiaries are translated at the rate of exchange existing at year-end, with revenues, expenses and cash flows translated at the average of the monthly exchange rates. Adjustments resulting from translation of the financial statements are recorded as a component of equity in Accumulated Other Comprehensive Income (“AOCI”), including the effects of exchange rate changes on intercompany balances of a long-term investment nature.

Foreign currency transaction gains and losses for transactions denominated in a currency other than the functional currency are reported in Other Non-Operating Expense, Net in the Consolidated Statements of Income in the period they occur. Exchange losses on foreign currency transactions were $7.1 million, $5.9 million, and $6.9 million for the years ended September 30, 2018,  2017 and 2016, respectively.

Newly Adopted Accounting Standards

Newly Adopted Accounting Standards

In May 2017, the FASB issued Accounting Standard Update (“ASU”) No 2017-09,  Compensation – Stock Compensation (Topic 718): Scope of Modification Accounting, which provides clarity and reduces complexity when accounting for modifications in share-based payment awards. In accordance with the ASU, the effects of modification are accounted for unless all the following are met: (1) the fair value of the modified award is the same as the fair value of the original award immediately before the original award is modified, (2) the vesting conditions of the modified award are the same as the vesting conditions of the original award immediately before the original award was modified; and (3) the classification of the modified award as an equity instrument or a liability instrument is the same as the classification of the original award immediately before the original award is modified.  Total recognized compensation cost for an equity award shall be at least equal to the fair value of the award at grant date unless at the date of modification the performance or service conditions of the original award are not expected to be satisfied. The ASU must be applied on a prospective basis and will become effective for us beginning in the first quarter of the year ended September 30, 2019, with early adoption available, including within interim periods.  We chose to adopt the standard during the fourth quarter ended September 30, 2018.  The standard was applicable for modification of Spectrum share based awards that exchanged as a result of the Spectrum Merger on July 13, 2018.  See Note 4 – Acquisitions, for further discussion over the Spectrum Merger and related stock compensation, and see Note 17 – Share Based Compensation, for further discussion over shared based compensation of Spectrum and HRG.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in ASC 605, Revenue Recognition. This ASU requires revenue recognition to depict the transfer of goods and services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new revenue recognition model requires identifying the contract and performance obligations, determining the transaction price, allocating the transaction price to performance obligations and recognizing the revenue upon satisfaction of performance obligations. This ASU also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments, and assets recognized from costs incurred to obtain or fulfill a contract. This ASU can be applied either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying the updates recognized at the date of the initial application along with additional disclosures. The ASU becomes effective for us beginning in the first quarter of our fiscal year ending September 30, 2019. We have performed an assessment over the impact of the pronouncement to the Company, including a detailed assessment over contracts with our customers and the impact to our policies, processes and control environment. Based upon the results of our assessment and implementation, we have determined that the impact of adoption to the Company’s consolidated financial statements is not material and there were no matters identified that were considered significant for changes in disclosure.  We plan to adopt the ASU retrospectively with the cumulative effect of initially applying the update at the date of initial application in the first quarter of the fiscal year ending September 30, 2019.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842), which supersedes the lease requirements in ASC 840, Leases. This ASU requires lessees to recognize lease assets and liabilities on the balance sheet, as well as disclosing key information about leasing arrangements. Although the new ASU requires both operating and finance leases to be disclosed on the balance sheet, a distinction between the two types still exists as the economics of leases can vary. The ASU can be applied using a modified retrospective approach, with a number of optional practical expedients relating to the identification and classification of leases that commenced before the effective date, along with the ability to use hindsight in the evaluation of lease decisions, that entities may elect to apply. As a result, the ASU will become effective for us beginning in the first quarter of our fiscal year ending September 30, 2020, with early adoption applicable. We have not measured the impact of adoption at this point in our assessment and have not concluded on the overall materiality of the impact of adoption to the Company’s consolidated financial statements or determined the method and timing of adoption.

In August 2016, the FASB issued ASU No. 2016-15, Classification of Certain Cash Receipts and Cash Payments, which addresses diversity in practice with the classification and presentation of certain cash receipts and cash payments in the statement of cash flows.  The amendments in this update address the classification within the statement of cash flow for debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent payments made after a business combination, proceeds from the settlement of insurance claims and corporate-owned life insurance policies, distributions received from equity method investees, and beneficial interests in securitization transactions, among other separately identifiable cash flows when applying the predominance principle. The ASU is applied on a retrospective basis and will become effective for us beginning in the first quarter of our fiscal year ending September 30, 2019; with early adoption available.  We are currently assessing the impact this pronouncement will have on the consolidated financial statements of the Company and have not yet concluded on the materiality.

In November 2016, the FASB issued ASU No. 2016-18, Restricted Cash, which addresses diversity in practice with the classification and presentation of restricted cash in the statement of cash flow, classifying transfers between cash and restricted cash as operating, investing, or financing activities, or as a combination of those activities, in the statement of cash flows.  The amendment requires the statement of cash flows to explain the change during the period in total cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents; and include with cash and cash equivalents when reconciling the beginning-of-period and end-of-period amounts shown on the statement of cash flows. The ASU is applied on a retrospective basis and will become effective for us beginning in the first quarter of our fiscal year ending September 30, 2019; with early adoption available.  We are currently assessing the impact this pronouncement will have on the consolidated financial statements of the Company and have not yet concluded on the materiality.

In March 2017, the FASB issued ASU No. 2017-07, Compensation – Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, which requires an employer to disaggregate the service cost component from the other components of net periodic pension costs within the statement of income. The amendment provides guidance requiring the service cost component to be recognized consistent with other compensation costs arising from service rendered by employees during the period, and all other components to be recognized separately outside of the subtotal of income from operations. The ASU is applied on a retrospective basis and will become effective for us in the first quarter of the year ending September 30, 2019.  We have determined that the impact of adoption to the Company’s consolidated financial statements is not material.

In August 2017, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities (Topic 815), which changes the designation and measurement guidance for qualifying hedging relationships and presentation of hedge results. The amendments in this update make certain targeted improvements to simplify the application of the hedge accounting guidance in current GAAP, better aligning the entity’s risk management activities and financial reporting for hedging relationships. The ASU can only be applied prospectively and will become effective for us beginning in the first quarter of our fiscal year ending September 30, 2020; with early adoption available. We are currently assessing the impact this pronouncement will have on the consolidated financial statements of the Company and have not yet concluded on the materiality or timing of the adoption.